Cash and cash equivalents and time deposits (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents and time deposits
Schedule of Cash on Hand and Cash Held at Bank

	As of December 31,
	2021		2022
	Amount in	US$	Amount in	US$
	thousand	equivalent	thousand	equivalent
RMB	111,651	17,576	378,033	54,632
HK$	63,787	8,231	77,960	10,059
US$	26,077	26,077	17,323	17,323
European dollars	297	336	106	111
Singapore dollars	217	159	471	345
New Taiwan dollars	3,118	113	3,066	99
Japanese Yen	3,163	29	11,764	91
Others	67	50	133	104
		52,571		82,764